Earnings Per Share (Tables)	6 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted net income per common share:

	Six Months Ended December 31
	2015	2014	2013
	(unaudited)	(unaudited)	(unaudited)
Numerator:
Net income attributable to ordinary shareholders for computing net income per ordinary share – basic	$124,756	$3,973,144	$3,957,402
Gain on valuation of warrants	7,198,191	-	-
Net income attributable to ordinary shareholders for computing net income per ordinary share – diluted	$7,322,947	$3,973,144	$3,957,402

Denominator:
Weighted average number of shares used in calculating net income per ordinary share – basic	9,233,108	5,921,144	4,560,000
Weighted average number of shares used in calculating net income per ordinary share – diluted	9,233,108	5,921,144	4,560,000

The 6,175,570 warrants were not included in the computation of diluted earnings per share as their effects would have been anti-dilutive since the average share price for the six months ended December 31, 2015 was lower than the warrants exercise price.

Net income per ordinary share – basic	$0.79	$0.67	$0.87

Net income per ordinary share – diluted	$0.79	$0.67	$0.87